Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activites
Net Income (Loss)	$ 1,638,000,000	$ 1,484,000,000	$ 1,262,000,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	1,929,000,000	1,743,000,000	1,782,000,000
Deferred Income Taxes	878,000,000	709,000,000	636,000,000
Asset Impairments and Other Related Charges	0	226,000,000	300,000,000
Carrying Costs Income	(33,000,000)	(30,000,000)	(53,000,000)
Allowance for Equity Funds Used During Construction	(103,000,000)	(73,000,000)	(93,000,000)
Mark-to-Market of Risk Management Contracts	(53,000,000)	38,000,000	57,000,000
Amortization of Nuclear Fuel	144,000,000	131,000,000	136,000,000
Pension and Postemployment Benefit Reserves	80,000,000	172,000,000	120,000,000
Pension Contributions to Qualified Plan Trust	(71,000,000)	0	(200,000,000)
Property Taxes	(42,000,000)	(35,000,000)	(19,000,000)
Fuel Over/Under-Recovery, Net	(36,000,000)	62,000,000	157,000,000
Deferral of Ohio Capacity Costs, Net	(114,000,000)	(214,000,000)	(65,000,000)
Change in Other Noncurrent Assets	26,000,000	(184,000,000)	(171,000,000)
Change in Other Noncurrent Liabilities	242,000,000	(169,000,000)	7,000,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(72,000,000)	5,000,000	(16,000,000)
Fuel, Materials and Supplies	102,000,000	122,000,000	(224,000,000)
Accounts Payable	(80,000,000)	95,000,000	(60,000,000)
Accrued Taxes, Net	4,000,000	85,000,000	174,000,000
Other Current Assets	(36,000,000)	5,000,000	(3,000,000)
Other Current Liabilities	210,000,000	(66,000,000)	77,000,000
Net Cash Flows from (Used for) Operating Activities	4,613,000,000	4,106,000,000	3,804,000,000
Investing Activities
Construction Expenditures	(4,134,000,000)	(3,624,000,000)	(3,025,000,000)
Change in Other Temporary Investments, Net	(31,000,000)	(11,000,000)	(27,000,000)
Purchases of Investment Securities	(1,088,000,000)	(927,000,000)	(1,047,000,000)
Sales of Investment Securities	1,032,000,000	858,000,000	988,000,000
Acquisitions of Nuclear Fuel	(116,000,000)	(154,000,000)	(107,000,000)
Acquisitions of Assets	(65,000,000)	(32,000,000)	(94,000,000)
Insurance Proceeds Related to Cook Plant Fire	0	72,000,000	0
Proceeds from Sales of Assets	6,000,000	21,000,000	18,000,000
Other Investing Activities	(10,000,000)	(21,000,000)	(97,000,000)
Net Cash Flows from (Used for) Investing Activities	(4,406,000,000)	(3,818,000,000)	(3,391,000,000)
Financing Activities
Issuance of Common Stock, Net	73,000,000	84,000,000	83,000,000
Issuance of Long-term Debt	2,067,000,000	3,207,000,000	2,856,000,000
Credit Facility Borrowings	0	17,000,000	25,000,000
Change in Short-term Debt, Net	589,000,000	(221,000,000)	(654,000,000)
Retirement of Long-term Debt	(1,780,000,000)	(2,598,000,000)	(1,643,000,000)
Credit Facility Repayments	0	(20,000,000)	(40,000,000)
Proceeds from Nuclear Fuel Sale/Leaseback	0	110,000,000	0
Principal Payments for Capital Lease Obligations	(120,000,000)	(82,000,000)	(71,000,000)
Dividends Paid on Common Stock	(998,000,000)	(954,000,000)	(916,000,000)
Other Financing Activities	7,000,000	8,000,000	5,000,000
Net Cash Flows from (Used for) Financing Activities	(162,000,000)	(449,000,000)	(355,000,000)
Net Increase (Decrease) in Cash and Cash Equivalents	45,000,000	(161,000,000)	58,000,000
Cash and Cash Equivalents at Beginning of Period	118,000,000	279,000,000	221,000,000
Cash and Cash Equivalents at End of Period	163,000,000	118,000,000	279,000,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	838,000,000	882,000,000	931,000,000
Net Cash Paid (Received) for Income Taxes	117,000,000	(55,000,000)	(82,000,000)
Noncash Acquisitions Under Capital Leases	135,000,000	182,000,000	63,000,000
Construction Expenditures Included in Current Liabilities as of December 31,	559,000,000	492,000,000	439,000,000
Noncash Assumption of Liabilities Related to Acquisitions	0	0	56,000,000
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	45,000,000	0	35,000,000
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage	3,000,000	4,000,000	30,000,000
Appalachian Power Co [Member]
Operating Activites
Net Income (Loss)	215,415,000	193,211,000	257,503,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	400,882,000	342,643,000	344,293,000
Deferred Income Taxes	144,651,000	75,714,000	138,460,000
Asset Impairments and Other Related Charges	0	39,283,000	0
Carrying Costs Income	(3,045,000)	(8,086,000)	(24,602,000)
Amortization (Deferral) of Storm Costs	6,816,000	36,068,000	(87,992,000)
Allowance for Equity Funds Used During Construction	(7,053,000)	(2,353,000)	(1,684,000)
Mark-to-Market of Risk Management Contracts	3,302,000	12,288,000	10,130,000
Pension Contributions to Qualified Plan Trust	(8,963,000)	0	(25,199,000)
Fuel Over/Under-Recovery, Net	(119,592,000)	59,174,000	96,774,000
Change in Regulatory Assets	(6,167,000)	(10,108,000)	(31,104,000)
Change in Other Noncurrent Assets	(12,532,000)	(22,894,000)	(21,724,000)
Change in Other Noncurrent Liabilities	48,748,000	15,707,000	24,206,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	68,586,000	12,470,000	42,161,000
Fuel, Materials and Supplies	75,983,000	28,042,000	(40,268,000)
Accounts Payable	(62,764,000)	(31,951,000)	12,547,000
Accrued Taxes, Net	(5,380,000)	81,228,000	(14,396,000)
Other Current Assets	(962,000)	5,626,000	3,706,000
Other Current Liabilities	23,812,000	(11,667,000)	7,234,000
Net Cash Flows from (Used for) Operating Activities	761,737,000	814,395,000	690,045,000
Investing Activities
Construction Expenditures	(497,400,000)	(380,974,000)	(469,052,000)
Change in Advances to Affiliates, Net	43,966,000	(69,461,000)	(1,016,000)
Other Investing Activities	(5,460,000)	(1,231,000)	7,209,000
Net Cash Flows from (Used for) Investing Activities	(458,894,000)	(451,666,000)	(462,859,000)
Financing Activities
Issuance of Long-term Debt	394,189,000	444,437,000	339,374,000
Change in Advances from Affiliates, Net	0	(173,965,000)	(24,283,000)
Retirement of Long-term Debt	(612,710,000)	(345,029,000)	(364,875,000)
Principal Payments for Capital Lease Obligations	(5,618,000)	(5,550,000)	(6,496,000)
Dividends Paid on Common Stock	(80,000,000)	(285,000,000)	(170,000,000)
Other Financing Activities	1,164,000	1,547,000	353,000
Net Cash Flows from (Used for) Financing Activities	(302,975,000)	(363,560,000)	(225,927,000)
Net Increase (Decrease) in Cash and Cash Equivalents	(132,000)	(831,000)	1,259,000
Cash and Cash Equivalents at Beginning of Period	2,745,000	3,576,000	2,317,000
Cash and Cash Equivalents at End of Period	2,613,000	2,745,000	3,576,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	196,716,000	184,584,000	200,383,000
Net Cash Paid (Received) for Income Taxes	15,899,000	(27,759,000)	31,418,000
Noncash Acquisitions Under Capital Leases	4,908,000	4,351,000	3,366,000
Construction Expenditures Included in Current Liabilities as of December 31,	72,009,000	50,829,000	62,177,000
Noncash Contribution of Amos Plant from Parent	0	235,810,000	0
Indiana Michigan Power Co [Member]
Operating Activites
Net Income (Loss)	155,647,000	177,504,000	118,457,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	200,196,000	177,727,000	146,619,000
Deferred Income Taxes	70,225,000	129,109,000	53,067,000
Amortization (Deferral) of Incremental Nuclear Refueling Outage Expenses, Net	19,967,000	(31,328,000)	13,899,000
Allowance for Equity Funds Used During Construction	(18,873,000)	(19,943,000)	(9,724,000)
Mark-to-Market of Risk Management Contracts	(6,141,000)	12,496,000	12,164,000
Amortization of Nuclear Fuel	144,236,000	130,629,000	135,905,000
Fuel Over/Under-Recovery, Net	7,791,000	3,254,000	4,175,000
Change in Other Noncurrent Assets	(72,900,000)	(57,106,000)	(2,347,000)
Change in Other Noncurrent Liabilities	83,147,000	37,310,000	36,524,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	32,272,000	1,445,000	34,431,000
Fuel, Materials and Supplies	7,813,000	(8,848,000)	(19,321,000)
Accounts Payable	(20,426,000)	(11,151,000)	15,959,000
Accrued Taxes, Net	24,812,000	(23,887,000)	16,897,000
Other Current Assets	10,575,000	21,287,000	(10,504,000)
Other Current Liabilities	6,929,000	575,000	11,717,000
Net Cash Flows from (Used for) Operating Activities	645,270,000	539,073,000	557,918,000
Investing Activities
Construction Expenditures	(484,721,000)	(508,857,000)	(317,284,000)
Change in Advances to Affiliates, Net	42,382,000	61,114,000	(21,263,000)
Purchases of Investment Securities	(1,086,437,000)	(909,998,000)	(1,045,422,000)
Sales of Investment Securities	1,031,793,000	858,406,000	987,550,000
Acquisitions of Nuclear Fuel	(116,168,000)	(153,730,000)	(106,714,000)
Insurance Proceeds Related to Cook Plant Fire	0	72,000,000	0
Other Investing Activities	10,498,000	32,635,000	29,324,000
Net Cash Flows from (Used for) Investing Activities	(602,653,000)	(548,430,000)	(473,809,000)
Financing Activities
Issuance of Long-term Debt	205,616,000	348,874,000	217,900,000
Change in Advances from Affiliates, Net	142,501,000	0	0
Retirement of Long-term Debt	(218,516,000)	(370,338,000)	(220,212,000)
Proceeds from Nuclear Fuel Sale/Leaseback	0	110,200,000	0
Principal Payments for Capital Lease Obligations	(48,164,000)	(8,030,000)	(6,536,000)
Dividends Paid on Common Stock	(125,000,000)	(72,500,000)	(75,000,000)
Other Financing Activities	649,000	906,000	281,000
Net Cash Flows from (Used for) Financing Activities	(42,914,000)	9,112,000	(83,567,000)
Net Increase (Decrease) in Cash and Cash Equivalents	(297,000)	(245,000)	542,000
Cash and Cash Equivalents at Beginning of Period	1,317,000	1,562,000	1,020,000
Cash and Cash Equivalents at End of Period	1,020,000	1,317,000	1,562,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	81,580,000	90,079,000	98,130,000
Net Cash Paid (Received) for Income Taxes	(10,204,000)	(31,271,000)	(21,196,000)
Noncash Acquisitions Under Capital Leases	16,434,000	114,077,000	6,243,000
Construction Expenditures Included in Current Liabilities as of December 31,	66,114,000	85,423,000	112,622,000
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	44,529,000	35,000	35,493,000
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage	3,392,000	4,352,000	30,332,000
Ohio Power Co [Member]
Operating Activites
Net Income (Loss)	216,422,000	409,980,000	343,534,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	213,669,000	382,570,000	511,070,000
Amortization of Generation Deferrals	110,942,000	0	0
Deferred Income Taxes	74,391,000	134,463,000	45,685,000
Asset Impairments and Other Related Charges	0	154,304,000	287,031,000
Carrying Costs Income	(26,546,000)	(16,312,000)	(16,942,000)
Amortization (Deferral) of Storm Costs	0	(1,822,000)	(53,453,000)
Allowance for Equity Funds Used During Construction	(6,913,000)	(4,961,000)	(3,492,000)
Mark-to-Market of Risk Management Contracts	(44,469,000)	17,597,000	12,143,000
Pension Contributions to Qualified Plan Trust	(6,547,000)	0	(43,189,000)
Property Taxes	(4,589,000)	(11,760,000)	(3,849,000)
Fuel Over/Under-Recovery, Net	62,093,000	36,165,000	10,598,000
Deferral of Ohio Capacity Costs, Net	(156,986,000)	(214,384,000)	(65,274,000)
Change in Regulatory Assets	115,658,000	(14,362,000)	(72,879,000)
Change in Other Noncurrent Assets	(38,407,000)	46,042,000	69,229,000
Change in Other Noncurrent Liabilities	94,136,000	(52,809,000)	(27,039,000)
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(29,788,000)	86,640,000	(37,787,000)
Fuel, Materials and Supplies	(7,198,000)	80,250,000	(54,945,000)
Accounts Payable	(30,338,000)	(2,919,000)	(63,450,000)
Customer Deposits	4,782,000	(784,000)	(4,821,000)
Accrued Taxes, Net	(7,212,000)	23,839,000	41,475,000
Other Current Assets	1,568,000	7,804,000	9,977,000
Other Current Liabilities	22,923,000	(59,512,000)	22,490,000
Net Cash Flows from (Used for) Operating Activities	557,591,000	1,000,029,000	906,112,000
Investing Activities
Construction Expenditures	(453,474,000)	(640,050,000)	(517,744,000)
Change in Restricted Cash for Securitized Funding	(9,300,000)	(19,387,000)	0
Change in Advances to Affiliates, Net	26,597,000	4,330,000	103,036,000
Acquisitions of Assets	(3,519,000)	(4,166,000)	(2,915,000)
Proceeds from Sales of Assets	1,212,000	62,975,000	7,320,000
Proceeds from Notes Receivable - Affiliated	178,580,000	0	0
Other Investing Activities	4,831,000	2,370,000	10,014,000
Net Cash Flows from (Used for) Investing Activities	(255,073,000)	(593,928,000)	(400,289,000)
Financing Activities
Capital Contributions from Parent	175,000,000	0	0
Issuance of Long-term Debt	0	1,378,326,000	0
Issuance of Long-term Debt - Affiliated	0	200,000,000	0
Change in Advances from Affiliates, Net	0	1,143,000	0
Retirement of Long-term Debt	(438,601,000)	(1,196,032,000)	(194,500,000)
Retirement of Long-term Debt - Affiliated	0	(400,000,000)	0
Principal Payments for Capital Lease Obligations	(5,092,000)	(17,199,000)	(10,072,000)
Dividends Paid on Common Stock	(35,000,000)	(375,000,000)	(300,000,000)
Other Financing Activities	1,041,000	2,025,000	294,000
Net Cash Flows from (Used for) Financing Activities	(302,652,000)	(406,737,000)	(504,278,000)
Net Increase (Decrease) in Cash and Cash Equivalents	(134,000)	(636,000)	1,545,000
Cash and Cash Equivalents at Beginning of Period	3,004,000	3,640,000	2,095,000
Cash and Cash Equivalents at End of Period	2,870,000	3,004,000	3,640,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	132,380,000	195,677,000	212,753,000
Net Cash Paid (Received) for Income Taxes	44,036,000	93,324,000	69,771,000
Noncash Acquisitions Under Capital Leases	4,842,000	7,655,000	8,602,000
Government Grants Included in Accounts Receivable as of December 31,	0	300,000	660,000
Construction Expenditures Included in Current Liabilities as of December 31,	43,350,000	92,324,000	84,321,000
Noncash Distribution of Cook Coal Terminal to Parent	0	(22,303,000)	0
Noncash Distribution of OPCo Generation to Parent	0	(3,080,954,000)	0
Public Service Co Of Oklahoma [Member]
Operating Activites
Net Income (Loss)	86,929,000	97,796,000	114,141,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	100,977,000	95,667,000	95,180,000
Deferred Income Taxes	74,756,000	53,788,000	48,916,000
Carrying Costs Income	0	(338,000)	(1,856,000)
Allowance for Equity Funds Used During Construction	(3,071,000)	(4,187,000)	(2,007,000)
Mark-to-Market of Risk Management Contracts	1,916,000	(6,362,000)	3,740,000
Pension Contributions to Qualified Plan Trust	(4,439,000)	0	(12,306,000)
Fuel Over/Under-Recovery, Net	(32,401,000)	(12,643,000)	12,258,000
Change in Other Noncurrent Assets	(5,228,000)	(16,435,000)	7,436,000
Change in Other Noncurrent Liabilities	(4,545,000)	(15,271,000)	4,762,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	8,905,000	(4,376,000)	4,422,000
Fuel, Materials and Supplies	582,000	6,370,000	(3,067,000)
Accounts Payable	(26,336,000)	37,248,000	3,158,000
Accrued Taxes, Net	(5,562,000)	332,000	5,006,000
Other Current Assets	(843,000)	1,450,000	(970,000)
Other Current Liabilities	17,830,000	5,877,000	5,538,000
Net Cash Flows from (Used for) Operating Activities	209,470,000	238,916,000	284,351,000
Investing Activities
Construction Expenditures	(367,490,000)	(259,449,000)	(224,295,000)
Change in Advances to Affiliates, Net	0	10,558,000	29,318,000
Other Investing Activities	2,784,000	(2,059,000)	1,723,000
Net Cash Flows from (Used for) Investing Activities	(364,706,000)	(250,950,000)	(193,254,000)
Financing Activities
Issuance of Long-term Debt	74,973,000	49,709,000	2,395,000
Change in Advances from Affiliates, Net	117,477,000	36,772,000	0
Retirement of Long-term Debt	(34,115,000)	(402,000)	(229,000)
Principal Payments for Capital Lease Obligations	(3,653,000)	(3,498,000)	(3,481,000)
Dividends Paid on Common Stock	0	(71,250,000)	(90,000,000)
Other Financing Activities	629,000	613,000	172,000
Net Cash Flows from (Used for) Financing Activities	155,311,000	11,944,000	(91,143,000)
Net Increase (Decrease) in Cash and Cash Equivalents	75,000	(90,000)	(46,000)
Cash and Cash Equivalents at Beginning of Period	1,277,000	1,367,000	1,413,000
Cash and Cash Equivalents at End of Period	1,352,000	1,277,000	1,367,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	52,766,000	51,387,000	52,403,000
Net Cash Paid (Received) for Income Taxes	(21,150,000)	8,671,000	27,229,000
Noncash Acquisitions Under Capital Leases	2,262,000	5,795,000	1,542,000
Construction Expenditures Included in Current Liabilities as of December 31,	38,581,000	63,648,000	27,118,000
Southwestern Electric Power Co [Member]
Operating Activites
Net Income (Loss)	144,559,000	153,819,000	202,513,000
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	185,134,000	179,251,000	138,778,000
Deferred Income Taxes	239,426,000	81,888,000	260,761,000
Asset Impairments and Other Related Charges	0	0	13,000,000
Allowance for Equity Funds Used During Construction	(11,947,000)	(7,338,000)	(57,054,000)
Mark-to-Market of Risk Management Contracts	2,133,000	(1,539,000)	(4,159,000)
Pension Contributions to Qualified Plan Trust	(3,832,000)	0	(13,192,000)
Fuel Over/Under-Recovery, Net	(13,350,000)	(18,916,000)	14,045,000
Change in Regulatory Liabilities	(24,559,000)	(12,806,000)	37,955,000
Change in Other Noncurrent Assets	(2,080,000)	34,559,000	21,309,000
Change in Other Noncurrent Liabilities	23,590,000	(634,000)	14,594,000
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	25,448,000	(35,472,000)	(21,919,000)
Fuel, Materials and Supplies	6,267,000	6,558,000	(46,106,000)
Accounts Payable	4,359,000	12,816,000	3,813,000
Accrued Taxes, Net	(12,802,000)	25,341,000	(16,057,000)
Other Current Assets	(4,356,000)	(1,398,000)	(387,000)
Other Current Liabilities	21,193,000	1,634,000	(3,611,000)
Net Cash Flows from (Used for) Operating Activities	579,183,000	417,763,000	544,283,000
Investing Activities
Construction Expenditures	(511,388,000)	(411,512,000)	(542,427,000)
Change in Advances to Affiliates, Net	(41,033,000)	153,829,000	(153,829,000)
Other Investing Activities	5,080,000	(2,074,000)	1,605,000
Net Cash Flows from (Used for) Investing Activities	(547,341,000)	(259,757,000)	(694,651,000)
Financing Activities
Issuance of Long-term Debt	99,415,000	0	336,418,000
Credit Facility Borrowings	0	17,091,000	25,123,000
Change in Advances from Affiliates, Net	(9,180,000)	9,180,000	(132,473,000)
Retirement of Long-term Debt	(3,250,000)	(3,250,000)	(21,625,000)
Credit Facility Repayments	0	(19,694,000)	(39,536,000)
Principal Payments for Capital Lease Obligations	(18,318,000)	(18,111,000)	(16,537,000)
Dividends Paid on Common Stock	(100,000,000)	(125,000,000)	0
Dividends Paid on Common Stock	(4,253,000)	(3,791,000)	(3,752,000)
Other Financing Activities	859,000	774,000	3,985,000
Net Cash Flows from (Used for) Financing Activities	(34,727,000)	(142,801,000)	151,603,000
Net Increase (Decrease) in Cash and Cash Equivalents	(2,885,000)	15,205,000	1,235,000
Cash and Cash Equivalents at Beginning of Period	17,241,000	2,036,000	801,000
Cash and Cash Equivalents at End of Period	14,356,000	17,241,000	2,036,000
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	116,855,000	120,427,000	68,918,000
Net Cash Paid (Received) for Income Taxes	(152,213,000)	(35,363,000)	(191,638,000)
Noncash Acquisitions Under Capital Leases	4,130,000	9,376,000	20,547,000
Construction Expenditures Included in Current Liabilities as of December 31,	$ 94,263,000	$ 63,169,000	$ 55,767,000